13. COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2014
Commitments And Contingencies Tables
COMMITMENTS AND CONTINGENCIES

Future operating lease payments for the remainder of 2014 and following years is as follows:

	June 30, 2014	December 31, 2013
	(unaudited)	(audited)

Remainder of 2014	$18,300	$-
2015	39,552	-
2016	42,638	-
2017	11,956	-
Thereafter	-	-
Total	112,446	-